INCOME TAX - Deferred income tax assets and deferred income tax liabilities (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets
Net operating loss carry forwards	¥ 130,002,615	¥ 115,610,787
Accrued warranty	5,801,139	4,394,077
Advertising expense	2,113,991	2,113,991
Deferred revenue	16,727,916	10,709,100
Allowance for doubtful accounts	40,986,292	43,361,947
Lease Liabilities	1,502,360	226,552
Write-downs of inventories	19,587,760	6,426,901
Less: Valuation allowance	(146,944,656)	(140,255,931)	¥ (107,782,306)	¥ (40,764,285)
Total deferred income tax assets, net	69,777,417	42,587,424
Deferred income tax liabilities
Operating lease right-of-use assets	1,502,360	226,551
Property, plant and equipment	12,875,517	13,878,083
Total deferred income tax liabilities	14,377,877	14,104,634
Net deferred income tax assets	57,457,432	31,752,254
Net deferred income tax liabilities	¥ 2,057,892	¥ 3,269,464